Share Capital - Summary of authorized and issued share capital (Details) - shares	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Share capital
Authorised	555,000,000	555,000,000	555,000,000	93,922,712
Issued		139,026,084		85,288,744
Common A share
Share capital
Authorised				22,649,444
Issued				19,125,190
Common B shares
Share capital
Authorised				5,943,214
Issued				833,500
Class A shares
Share capital
Authorised				8,387,844
Issued				8,387,844
Class B shares
Share capital
Authorised				11,711,272
Issued				11,711,272
Class C shares
Share capital
Authorised				12,360,556
Issued				12,360,556
Class D shares
Share capital
Authorised				22,345,941
Issued				22,345,941
Class D-1 shares
Share capital
Authorised				10,524,441
Issued				10,524,441